Financial risk management - Maturity analysis for financial liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Maturity analysis for contractual undiscounted cash flows
Financial liabilities, undiscounted cash flows	€ 636,965	€ 551,992
On demand
Maturity analysis for contractual undiscounted cash flows
Financial liabilities, undiscounted cash flows	46,157	48,203
Less than 1 year
Maturity analysis for contractual undiscounted cash flows
Financial liabilities, undiscounted cash flows	474,398	346,698
1 to 3 years
Maturity analysis for contractual undiscounted cash flows
Financial liabilities, undiscounted cash flows	58,840	69,961
Over 3 years
Maturity analysis for contractual undiscounted cash flows
Financial liabilities, undiscounted cash flows	57,570	87,130
Trade payables
Maturity analysis for contractual undiscounted cash flows
Financial liabilities, undiscounted cash flows	45,799	80,424
Trade payables | On demand
Maturity analysis for contractual undiscounted cash flows
Financial liabilities, undiscounted cash flows	33,970	38,845
Trade payables | Less than 1 year
Maturity analysis for contractual undiscounted cash flows
Financial liabilities, undiscounted cash flows	11,829	41,579
Other current liabilities
Maturity analysis for contractual undiscounted cash flows
Financial liabilities, undiscounted cash flows	103,837	102,589
Other current liabilities | On demand
Maturity analysis for contractual undiscounted cash flows
Financial liabilities, undiscounted cash flows	12,187	9,358
Other current liabilities | Less than 1 year
Maturity analysis for contractual undiscounted cash flows
Financial liabilities, undiscounted cash flows	91,650	93,231
Lease liabilities
Maturity analysis for contractual undiscounted cash flows
Financial liabilities, undiscounted cash flows	152,574	185,217
Lease liabilities | Less than 1 year
Maturity analysis for contractual undiscounted cash flows
Financial liabilities, undiscounted cash flows	45,852	53,348
Lease liabilities | 1 to 3 years
Maturity analysis for contractual undiscounted cash flows
Financial liabilities, undiscounted cash flows	49,222	55,169
Lease liabilities | Over 3 years
Maturity analysis for contractual undiscounted cash flows
Financial liabilities, undiscounted cash flows	57,500	76,700
Borrowings
Maturity analysis for contractual undiscounted cash flows
Financial liabilities, undiscounted cash flows	334,755	183,762
Borrowings | Less than 1 year
Maturity analysis for contractual undiscounted cash flows
Financial liabilities, undiscounted cash flows	325,067	158,540
Borrowings | 1 to 3 years
Maturity analysis for contractual undiscounted cash flows
Financial liabilities, undiscounted cash flows	9,618	14,792
Borrowings | Over 3 years
Maturity analysis for contractual undiscounted cash flows
Financial liabilities, undiscounted cash flows	€ 70	€ 10,430